Schedule of Investments (unaudited) June 30, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Drinking Water Finance Authority RB, Series A, 3.00%, 08/15/20	$30	$30,100
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20	1,070	1,078,207
Series A, 5.00%, 09/01/20	100	100,781
Alabama Public School & College Authority RB, Series C, 5.00%, 09/01/20	160	161,218
City of Huntsville AL GO
4.00%, 09/01/20	235	236,455
Series A, 4.00%, 09/01/20	225	226,393
Series A, 5.00%, 08/01/20	40	40,154
State of Alabama GO, Series A, 5.00%, 08/01/20	985	988,792
University of Alabama (The) RB, Series A, 5.00%, 07/01/20	130	130,000

		2,992,100

Alaska — 0.3%
Municipality of Anchorage AK GO
Series B, 5.00%, 09/01/20	25	25,194
Series B, 5.00%, 09/01/20 (NPFGC)	130	131,009
State of Alaska GO
Series A, 4.00%, 08/01/20	370	371,099
Series A, 5.00%, 08/01/20	25	25,094
Series B, 5.00%, 08/01/20	210	210,792

		763,188

Arizona — 5.6%
Arizona Department of Transportation State Highway Fund Revenue RB
3.50%, 07/01/20	450	450,000
Series A, 5.00%, 07/01/20	670	670,000
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/20	1,250	1,259,362
Arizona State University COP, 5.00%, 09/01/20	280	282,097
Arizona State University RB
Series A, 5.00%, 07/01/20	425	425,000
Series C, 5.00%, 07/01/20	85	85,000
Arizona Transportation Board RB
4.00%, 07/01/20	520	520,000
5.00%, 07/01/20	480	480,000
Series A, 5.00%, 07/01/20	100	100,000
Series A, 5.00%, 07/01/22 (PR 07/01/20)	1,485	1,485,000
Series A, 5.00%, 07/01/23 (PR 07/01/20)	200	200,000
City of Chandler AZ Water & Sewer Revenue RB, 4.00%, 07/01/20	80	80,000
City of Flagstaff AZ GOL, Series B, 5.00%, 07/01/20	235	235,000
City of Mesa AZ RB, 5.00%, 07/01/20 (AGM)	25	25,000
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/20	25	25,000
5.00%, 07/01/20 (NPFGC)	75	75,000
City of Peoria AZ GOL, 4.00%, 07/15/20	100	100,136
City of Phoenix AZ GO, 4.00%, 07/01/20	1,450	1,450,000
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/20	60	60,000
4.00%, 07/01/20	110	110,000
5.00%, 07/01/20	2,245	2,245,000
5.25%, 07/01/20 (NPFGC)	290	290,000
Series A, 3.50%, 07/01/20	160	160,000
Series A, 5.00%, 07/01/20	315	315,000
Series B, 5.00%, 07/01/20	650	650,000
City of Scottsdale AZ GOL, 5.00%, 07/01/20	55	55,000

Security	Par (000)	Value

Arizona (continued)
City of Tempe AZ GO, Series C, 5.00%, 07/01/20	$40	$40,000
City of Tempe AZ GOL
Series B, 4.00%, 07/01/20	160	160,000
Series B, 5.00%, 07/01/20	170	170,000
Series C, 4.00%, 07/01/20	180	180,000
City of Tucson AZ GOL, Series A, 4.00%, 07/01/20	115	115,000
County of Pima AZ RB, 5.00%, 07/01/20	415	415,000
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/20	125	125,000
5.00%, 07/01/20 (AGM)	150	150,000
5.00%, 07/01/20 (ETM) (AGM)	215	215,000
Series A, 5.00%, 07/01/20	440	440,000
Series B, 5.00%, 07/01/20	315	315,000
County of Pinal AZ RB, 5.00%, 08/01/20	25	25,095
Maricopa County Community College District GO
3.00%, 07/01/20	175	175,000
Series D, 4.00%, 07/01/20	570	570,000
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/20	240	240,000
Maricopa County Unified School District No. 80 Chandler GOL, 4.00%, 07/01/20	165	165,000
Maricopa County Union High School District No. 210-Phoenix GO
5.00%, 07/01/20	160	160,000
5.25%, 07/01/20 (AGM)	160	160,000
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/20	755	755,000
State of Arizona COP, 5.00%, 09/01/20	370	372,919
State of Arizona Lottery Revenue RB, Series A, 5.00%, 07/01/20 (AGM)	80	80,000
University of Arizona (The) RB, 5.00%, 08/01/20	50	50,168
Yavapai County Community College District GOL, 3.00%, 07/01/20	150	150,000

		17,059,777

California — 15.1%
91 Express Lanes Toll Road RB, 5.00%, 08/15/20	95	95,541
Acalanes Union High School District GO, 4.00%, 08/01/20	50	50,155
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/20 (AGM)(a)	200	199,908
California Educational Facilities Authority RB, 5.25%, 09/01/20 (AMBAC)	85	85,703
California State Public Works Board RB
5.00%, 09/01/20	150	151,165
Series A, 5.00%, 09/01/20	470	473,652
Series D, 5.00%, 09/01/20	465	468,613
Series F, 5.00%, 09/01/20	155	156,204
Series G, 5.00%, 09/01/20	150	151,165
Cerritos Community College District GO, Series A, 5.00%, 08/01/20	65	65,254
Chabot-Las Positas Community College District GO, Series A, 4.00%, 08/01/20	115	115,356
City of Los Angeles CA GO
Series A, 5.00%, 09/01/20	80	80,635
Series B, 5.00%, 09/01/20	485	488,851
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/20	180	181,429
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/20	25	25,000
Clovis Unified School District GO, Series A, 0.00%, 08/01/20 (NPFGC)(a)	100	99,965
Coast Community College District GO 0.00%, 08/01/20 (NPFGC)(a)	125	124,961

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 08/01/20	$60	$60,234
Contra Costa Community College District GO, 5.00%, 08/01/20	50	50,195
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/20 (AGM)(a)	40	39,986
Desert Community College District GO, 5.00%, 08/01/20	25	25,098
East Side Union High School District GO, 4.00%, 08/01/20	215	215,657
El Camino Community College District Foundation (The) GO, 5.00%, 08/01/20	100	100,390
Foothill-De Anza Community College District GO
4.00%, 08/01/20	30	30,093
5.25%, 08/01/20 (NPFGC)	270	271,110
Fremont Unified School District/Alameda County CA GO, Series B, 5.00%, 08/01/20	20	20,078
Fremont Union High School District GO, Series A, 4.00%, 08/01/20	125	125,387
Garden Grove Unified School District GO, Series A, 0.00%, 08/01/20(a)	25	24,993
Grossmont Union High School District GO, 4.00%, 08/01/20	25	25,078
Huntington Beach Union High School District GO, 5.00%, 08/01/20	130	130,507
Livermore-Amador Valley Water Management Agency RB, 5.00%, 08/01/20	75	75,293
Long Beach Community College District GO, Series B, 4.00%, 08/01/20	25	25,078
Long Beach Unified School District GO, 5.00%, 08/01/20	600	602,340
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/20	275	276,070
Series C, 5.00%, 08/01/20	65	65,253
Series F, 5.00%, 08/01/20	280	281,089
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/20	555	555,000
Series B, 5.00%, 07/01/20	245	245,000
Series C, 5.00%, 07/01/20	40	40,000
Los Angeles County Public Works Financing Authority RB, 5.00%, 08/01/20	270	270,983
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/20	175	175,000
Series A, 5.00%, 07/01/20	765	765,000
Series B, 5.00%, 07/01/20	10	10,000
Series C, 4.00%, 07/01/20	200	200,000
Series E, 5.00%, 07/01/20	300	300,000
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/20	495	495,000
Series B, 5.00%, 07/01/20	115	115,000
Series B2, 0.09%, 07/01/35(b)(c)	8,000	8,000,000
Los Angeles Unified School District/CA GO
5.00%, 07/01/20	350	350,000
Series A, 4.00%, 07/01/20	280	280,000
Series A, 5.00%, 07/01/20	1,440	1,440,000
Series A-1, 5.00%, 07/01/20	60	60,000
Series A-2, 4.00%, 07/01/20	50	50,000
Series B-1, 5.00%, 07/01/20	700	700,000
Series C, 5.00%, 07/01/20	1,070	1,070,000
Series KRY, 4.00%, 07/01/20	70	70,000
Los Gatos Union School District/CA GO, 4.00%, 08/01/20	45	45,140
Los Rios Community College District GO, 5.00%, 08/01/20	205	205,798
Marin Community College District GO, 4.00%, 08/01/20	150	150,465

Security	Par (000)	Value

California (continued)
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/20	$525	$525,000
Series C, 5.00%, 07/01/20	40	40,000
Series G, 5.00%, 07/01/20	165	165,000
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/20	250	251,965
Morgan Hill Redevelopment Agency Successor Agency TA, Series A, 5.00%, 09/01/20	100	100,786
Mount Diablo Unified School District/CA GO, Series B, 5.00%, 07/01/20	100	100,000
Newport Mesa Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	85	84,975
North Orange County Community College District/CA GO, 4.00%, 08/01/20	1,000	1,003,080
Oak Grove School District GO, Series B-1, 0.00%, 08/01/20(a)	75	74,974
Ohlone Community College District GO, 4.00%, 08/01/20	100	100,310
Palm Springs Unified School District GO, 5.00%, 08/01/20	40	40,154
Pasadena Area Community College District GO, Series A, 4.00%, 08/01/20	175	175,542
Poway Unified School District GO, 5.00%, 08/01/20	110	110,425
Riverside County Flood Control & Water Conservation District RB, 5.00%, 09/01/20	75	75,596
Roseville Joint Union High School District GO, 4.00%, 08/01/20	100	100,310
Sacramento Municipal Utility District RB
Series B, 5.00%, 08/15/20	225	226,255
Series K, 5.90%, 07/01/20 (AMBAC)	185	185,000
Series X, 5.00%, 08/15/20	215	216,200
Series Y, 4.00%, 08/15/20	20	20,088
Series Y, 5.00%, 08/15/20	40	40,223
San Diego Community College District GO, 5.00%, 08/01/20	215	215,838
San Diego County Regional Airport Authority RB, Series A, 5.00%, 07/01/20	100	100,000
San Diego County Regional Transportation Commission RB, Series B, 1.00%, 04/01/38 (Put 07/07/20)(b)(c)	6,350	6,350,000
San Diego Public Facilities Financing Authority RB
Series A, 5.00%, 08/01/20	75	75,286
Series A, 5.00%, 09/01/20 (ETM)	110	110,862
San Diego Unified School District/CA GO, Series R-3, 5.00%, 07/01/20	105	105,000
San Francisco Bay Area Rapid Transit District GO, Series C, 5.00%, 08/01/20	140	140,546
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 4.00%, 07/01/20	185	185,000
San Gabriel Unified School District GO, Series A, 5.00%, 08/01/20	75	75,290
San Jose Evergreen Community College District GO, Series A, 0.00%, 09/01/20 (AMBAC)(a)	210	209,876
San Mateo County Community College District GO
4.00%, 09/01/20	70	70,441
Series B, 0.00%, 09/01/20 (NPFGC)(a)	415	414,747
San Mateo Union High School District GO, Series A, 5.00%, 09/01/20	410	413,296
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/20	325	326,007
Santa Clara Unified School District GO, 5.00%, 07/01/20	50	50,000
Santa Monica Community College District GO, 5.00%, 08/01/20	250	250,975
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	500	499,875

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Sequoia Union High School District GO, 4.00%, 07/01/20	$50	$50,000
Sonoma County Junior College District GO, 4.00%, 08/01/20	110	110,341
Sonoma Valley Unified School District GO, Series B, 5.00%, 08/01/20	245	245,955
South Orange County Public Financing Authority ST, Series A, 5.00%, 08/15/20	75	75,428
Southern California Public Power Authority RB
4.00%, 07/01/20	135	135,000
5.00%, 07/01/20	490	490,000
Series A, 5.00%, 07/01/20	440	440,000
State of California GO
4.00%, 09/01/20	1,850	1,861,544
5.00%, 08/01/20	735	737,845
5.00%, 09/01/20	3,430	3,457,028
Series B, 5.00%, 08/01/20	1,675	1,681,482
Series B, 5.00%, 09/01/20	900	907,092
Tamalpais Union High School District GO, 5.00%, 08/01/20	30	30,117
Union Elementary School District GO, Series A, 0.00%, 09/01/20 (NPFGC)(a)	700	699,531
Ventura County Community College District GO
4.00%, 08/01/20	125	125,387
5.00%, 08/01/20	65	65,254
Whittier Union High School District GO, Series C, 4.00%, 08/01/20	110	110,341
William S Hart Union High School District GO, 4.00%, 09/01/20	100	100,630
Yosemite Community College District GO, 0.00%, 08/01/20 (AGM)(a)	165	164,937

		45,766,706

Colorado — 0.2%
City & County of Denver CO GO, Series D, 5.00%, 08/01/20, (ETM)	20	20,077
City & County of Denver Co. GO, Series B, 5.00%, 08/01/20	250	250,965
E-470 Public Highway Authority RB
Series A, 5.00%, 09/01/20	100	100,725
Series B, 0.00%, 09/01/20 (NPFGC)(a)	150	149,862

		521,629

Connecticut — 2.5%
Connecticut State Health & Educational Facilities Authority RB
0.02%, 07/01/36(b)(c)	4,100	4,100,000
Series B-1, 5.00%, 07/01/29 (Put 07/01/20)(b)(c)	635	635,000
Series B-2, 5.00%, 07/01/37 (Put 07/01/20)(b)(c)	995	995,000
State of Connecticut Clean Water Fund — State Revolving Fund RB, Series B, 5.00%, 07/01/20	295	295,000
State of Connecticut GO
Series E, 5.00%, 08/15/20	100	100,540
Series E, 5.00%, 09/01/20	200	201,482
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/20	455	456,602
Series A, 5.00%, 09/01/20	155	156,108
Series B, 5.00%, 09/01/20	335	337,395
Town of Darien CT GO, 4.00%, 08/01/20	40	40,123
University of Connecticut RB, Series A, 5.00%, 08/15/20	95	95,507

		7,412,757

Delaware — 1.3%
County of New Castle DE GO
Series A, 5.00%, 07/15/20	375	375,652
Series B, 5.00%, 07/15/20	130	130,226

Security	Par (000)	Value

Delaware (continued)
Delaware Transportation Authority RB
5.00%, 07/01/20	$655	$655,000
5.00%, 09/01/20	160	161,226
Series 2014, 5.00%, 07/01/20	350	350,000
State of Delaware GO
5.00%, 07/01/20	95	95,000
Series A, 5.00%, 07/01/20	100	100,000
Series B, 5.00%, 07/01/20	2,000	2,000,000

		3,867,104

District of Columbia — 0.0%
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/01/20	100	100,000

Florida — 5.2%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/20	1,000	1,000,000
County of Hillsborough FL RB, 5.00%, 08/01/20	175	175,672
County of Miami-Dade FL GO
4.00%, 07/01/20	165	165,000
5.00%, 07/01/20	130	130,000
Series A, 5.00%, 07/01/20	760	760,000
Series B, 5.00%, 07/01/20	205	205,000
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/20	405	405,000
County of Palm Beach FL GO
5.00%, 07/01/20	110	110,000
5.00%, 08/01/20	200	200,770
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/20	825	825,000
Series B, 5.00%, 07/01/20	240	240,000
Florida Department of Management Services RB, 5.00%, 09/01/20	100	100,783
Florida Water Pollution Control Financing Corp. RB, Series A, 5.00%, 07/15/20	370	370,640
Hillsborough County School Board COP, Series A, 5.00%, 07/01/20	305	305,000
Jacksonville Transportation Authority RB, 5.00%, 08/01/20	250	250,960
Lee County School Board (The) COP, 5.00%, 08/01/20	80	80,301
Leon County School District RB, 5.00%, 09/01/20	325	327,490
Miami-Dade County Expressway Authority RB, Series A, 5.00%, 07/01/20	545	545,000
Orange County School Board COP, Series D, 5.00%, 08/01/20	480	481,819
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/20	335	335,000
Series B, 5.00%, 07/01/20	295	295,000
Palm Beach County School District COP
Series A, 5.00%, 08/01/20	325	326,222
Series B, 5.00%, 08/01/20	265	265,996
Series C, 5.00%, 08/01/20	210	210,790
Series D, 5.00%, 08/01/20	140	140,526
Pasco County School Board COP
5.00%, 08/01/20	200	200,750
Series A, 5.00%, 08/01/20	75	75,281
School District of Broward County/FL COP
Series A, 5.00%, 07/01/20	525	525,000
Series B, 5.00%, 07/01/20	460	460,000
Seminole County School Board COP, Series A, 5.00%, 07/01/20	50	50,000
St. Johns County School Board COP, 5.00%, 07/01/20	45	45,000

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
State of Florida Department of Transportation RB, 5.00%, 07/01/20	$60	$60,000
State of Florida Department of Transportation Turnpike System Revenue RB
Series A, 5.00%, 07/01/20	1,880	1,880,000
Series B, 5.00%, 07/01/20	100	100,000
Series C, 5.00%, 07/01/20	175	175,000
State of Florida GO
5.00%, 07/01/20	1,090	1,090,000
Series A, 5.00%, 07/01/20	30	30,000
Series B, 4.00%, 07/01/20	175	175,000
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/20	835	835,000
Series E, 5.00%, 07/01/20	1,075	1,075,000
Series F, 5.00%, 07/01/20	485	485,000
Volusia County School Board COP, Series B, 5.00%, 08/01/20	85	85,320

		15,598,320

Georgia — 2.1%
Gwinnett County School District GO
5.00%, 08/01/20	630	632,432
5.00%, 08/01/20 (ETM)	390	391,490
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/20	325	326,251
Henry County School District GO, 5.00%, 08/01/20 (SAW)	35	35,135
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/20	350	350,000
Series A, 5.00%, 07/01/20 (NPFGC)	265	265,000
State of Georgia GO
5.00%, 07/01/20	600	600,000
Series A, 5.00%, 07/01/20	1,900	1,900,000
Series I, 5.00%, 07/01/20	1,880	1,880,000

		6,380,308

Hawaii — 1.6%
City & County Honolulu HI Wastewater System Revenue RB
3.00%, 07/01/20	190	190,000
Series 2012B, 5.00%, 07/01/20	1,290	1,290,000
City & County of Honolulu HI GO
5.00%, 09/01/20	85	85,666
Series A, 4.00%, 08/01/20	175	175,532
Series A, 4.00%, 08/01/20 (ETM)	30	30,089
Series B, 5.00%, 08/01/20	1,105	1,109,254
County of Hawaii HI GO, Series C, 5.00%, 09/01/20	15	15,117
County of Maui HI GO, 5.00%, 09/01/20	210	211,644
State of Hawaii Airports System Revenue RB, 5.25%, 07/01/20	200	200,000
State of Hawaii GO
Series EH, 5.00%, 08/01/20	790	793,042
Series EO, 5.00%, 08/01/20	440	441,694
Series EP, 5.00%, 08/01/20	340	341,309

		4,883,347

Idaho — 0.1%
Canyon County School District No. 131 Nampa GO, 4.00%, 08/15/20 (GTD)	115	115,516
Idaho Housing & Finance Association RB, 5.00%, 07/15/20	210	210,332

		325,848

Illinois — 0.4%
Regional Transportation Authority RB
Series A, 5.50%, 07/01/20 (NPFGC)	40	40,000
Series A, 6.00%, 07/01/20 (NPFGC)	60	60,000

Security	Par (000)	Value

Illinois (continued)
State of Illinois GO
4.00%, 09/01/20	$175	$175,392
5.00%, 07/01/20	775	775,000
5.00%, 08/01/20	195	195,369
5.00%, 08/01/20 (AGM)	50	50,113

		1,295,874

Indiana — 0.8%
Ball State University RB
Series Q, 5.00%, 07/01/20	125	125,000
Series R, 5.00%, 07/01/20	275	275,000
Indiana Finance Authority RB
5.25%, 07/01/20	215	215,000
Series C, 5.00%, 07/01/20	275	275,000
Series I, 5.00%, 07/01/20	25	25,000
Indiana University RB
Series U, 5.00%, 08/01/20	65	65,248
Series V-1, 5.00%, 08/01/20	45	45,172
Series W-2, 5.00%, 08/01/20	365	366,394
Purdue University RB
Series A, 4.00%, 07/01/20	500	500,000
Series A, 5.00%, 07/01/20	220	220,000
Series AA, 4.00%, 07/01/20	50	50,000
Series Y, 5.00%, 07/01/20	130	130,000
Series Z-1, 5.00%, 07/01/20	125	125,000

		2,416,814

Iowa — 0.3%
Iowa Finance Authority RB
5.00%, 08/01/20	115	115,439
Series A, 5.00%, 08/01/20	915	918,496

		1,033,935

Kansas — 1.4%
City of Topeka KS GO, Series A, 5.00%, 08/15/20	50	50,284
City of Wichita KS GO, Series A, 4.00%, 09/01/20	55	55,340
Johnson County Unified School District No. 232 De Soto GO
Series A, 5.00%, 09/01/20	210	211,590
Series B, 5.00%, 09/01/20	150	151,135
Johnson County Unified School District No. 233 Olathe GO, Series C, 5.00%, 09/01/20	100	100,779
Kansas Turnpike Authority RB, Series A, 5.00%, 09/01/20	25	25,194
State of Kansas Department of Transportation RB
Series A, 3.13%, 09/01/20	10	10,048
Series A, 5.00%, 09/01/20	500	503,915
Series C, 5.00%, 09/01/20	2,895	2,917,668
Wyandotte County Unified School District No. 500 Kansas City GO
4.00%, 09/01/20	250	251,525
5.25%, 09/01/20 (AGM)	75	75,611

		4,353,089

Kentucky — 0.1%
Kentucky State Property & Building Commission RB
4.00%, 08/01/20	60	60,157
5.00%, 08/01/20	55	55,187
5.50%, 08/01/20 (AMBAC)	10	10,038
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/20	205	205,000

		330,382

Louisiana — 1.0%
State of Louisiana GO
Series A, 5.00%, 08/01/20	250	250,950
Series A, 5.00%, 09/01/20	1,000	1,007,720

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Series A, 5.00%, 09/01/23 (PR 09/01/20)	$1,000	$1,007,690
Series A, 5.00%, 09/01/28 (PR 09/01/20)	100	100,769
Series C, 4.00%, 07/15/20	140	140,188
Series C, 5.00%, 07/15/20	430	430,731
Series C, 5.00%, 08/01/20	100	100,380

		3,038,428

Maine — 0.1%
Maine Municipal Bond Bank RB, Series A, 5.00%, 09/01/20	85	85,630
Maine Turnpike Authority RB, 5.00%, 07/01/20	165	165,000

		250,630

Maryland — 4.5%
City of Baltimore MD RB
5.00%, 07/01/20	150	150,000
Series D, 5.00%, 07/01/20	700	700,000
City of Frederick MD GO, 5.00%, 09/01/20	700	705,502
County of Baltimore MD GO
5.00%, 08/01/20	1,015	1,018,908
Series B, 5.00%, 08/01/20	125	125,481
County of Frederick MD GO, 4.00%, 08/01/20	25	25,077
County of Montgomery MD GO
5.00%, 07/01/20	750	750,000
Series A, 5.00%, 07/01/20	1,095	1,095,000
Series A, 5.00%, 08/01/20	865	868,339
County of Prince George’s MD GOL, Series B, 4.00%, 07/15/20	420	420,575
Maryland State Transportation Authority RB
5.00%, 07/01/20	165	165,000
Series A, 5.00%, 07/01/20	280	280,000
State of Maryland Department of Transportation RB, 5.00%, 09/01/20	1,375	1,385,835
State of Maryland GO
Second Series E, 4.50%, 08/01/20	1,520	1,525,274
Series A, 5.00%, 08/01/20	355	356,374
Series B, 5.00%, 08/01/20	2,240	2,248,669
Series C, 5.00%, 08/01/20	1,750	1,756,772

		13,576,806

Massachusetts — 3.9%
Commonwealth of Massachusetts GOL
Series A, 5.25%, 08/01/20	405	406,644
Series A, 5.25%, 08/01/20 (AGM)	550	552,233
Series B, 3.00%, 08/01/20	100	100,225
Series B, 4.00%, 08/01/20	50	50,153
Series B, 5.00%, 07/01/20	165	165,000
Series B, 5.00%, 08/01/20	200	200,772
Series B, 5.00%, 08/01/25 (PR 08/01/20)	135	135,521
Series B, 5.25%, 08/01/20	995	999,040
Series B, 5.25%, 09/01/20 (AGM)	160	161,323
Series C, 5.00%, 07/01/20	40	40,000
Series C, 5.00%, 08/01/20	1,380	1,385,327
Series D, 1.05%, 08/01/43(b)(c)	700	700,000
Series D, 5.50%, 08/01/20	20	20,085
Series E, 5.00%, 09/01/20	445	448,498
Massachusetts Bay Transportation Authority RB
Series A, 5.25%, 07/01/20	315	315,000
Series B, 5.25%, 07/01/20	1,915	1,915,000
Series C, 5.50%, 07/01/20	55	55,000
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20	600	602,303
5.25%, 08/01/20	290	291,175

Security	Par (000)	Value

Massachusetts (continued)
Series 15A, 5.00%, 08/01/20	$450	$451,733
Massachusetts Port Authority RB, Series C, 5.00%, 07/01/20	45	45,000
Massachusetts School Building Authority RB
Series B, 4.00%, 08/15/20	345	346,556
Series B, 5.00%, 08/15/20	920	925,244
Series B, 5.00%, 08/15/20 (ETM)	140	140,785
Series C, 5.00%, 08/15/20 (ETM)	405	407,321
Massachusetts Water Resources Authority RB
Series A, 4.00%, 08/01/20 (ETM)	35	35,107
Series J, 5.50%, 08/01/20 (AGM)	665	667,826
Series J, 5.50%, 08/01/20 (ETM) (AGM)	110	110,469

		11,673,340

Michigan — 0.1%
Michigan State University RB, Series A, 5.00%, 08/15/20	205	206,134

Minnesota — 2.0%
Metropolitan Council GO
Series B, 5.00%, 09/01/20	100	100,784
Series D, 5.00%, 09/01/20	125	125,980
Series E, 5.00%, 09/01/20	250	251,960
State of Minnesota GO
5.00%, 08/01/20	635	637,490
5.00%, 08/01/20 (ETM)	5	5,019
Series A, 5.00%, 08/01/20	455	456,784
Series B, 4.00%, 08/01/20	225	225,702
Series B, 5.00%, 08/01/20	1,585	1,591,213
Series D, 5.00%, 08/01/20	1,570	1,576,154
Series D, 5.00%, 08/01/20 (ETM)	10	10,038
Series E, 5.00%, 08/01/20	250	250,980
University of Minnesota RB
4.00%, 08/01/20	170	170,518
5.00%, 08/01/20	120	120,462
Series A, 5.00%, 09/01/20	500	503,920

		6,027,004

Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri RB, Series C, 0.11%, 09/01/30(b)(c)	2,060	2,060,000
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 07/01/20	75	75,000
5.00%, 07/01/20	1,145	1,145,000

		3,280,000

Montana — 0.0%
State of Montana GO, 5.00%, 08/01/20	100	100,385

Nebraska — 0.4%
City of Lincoln NE Electric System Revenue RB, Series A, 5.00%, 09/01/20	865	871,756
Nebraska Public Power District RB, 5.00%, 07/01/20	430	430,000
University of Nebraska RB, 5.00%, 07/01/20	50	50,000

		1,351,756

Nevada — 1.1%
City of Las Vegas NV GOL, 5.00%, 09/01/20	50	50,390
Clark County Water Reclamation District GOL, 5.00%, 07/01/20	165	165,000
County of Clark Department of Aviation RB, 5.00%, 07/01/20	80	80,000
County of Clark NV Passenger Facility Charge Revenue RB, Series C, 5.00%, 07/01/20	160	160,000

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
County of Clark NV RB
5.00%, 07/01/20	$1,265	$1,265,000
Series B, 5.00%, 07/01/20	120	120,000
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/20	405	405,000
Series B, 4.00%, 07/01/20	500	500,000
State of Nevada GOL
5.00%, 08/01/20	580	582,216
Series B, 5.00%, 08/01/20	30	30,115
Series C, 5.00%, 08/01/20	95	95,363

		3,453,084

New Hampshire — 0.4%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/20	165	165,000
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/20	350	351,974
Series B, 5.00%, 08/15/20	115	115,654
Series C, 5.25%, 08/15/20	185	186,108
State of New Hampshire GO
Series A, 3.50%, 07/01/20	140	140,000
Series A, 5.00%, 07/01/20	100	100,000
State of New Hampshire RB, 5.00%, 09/01/20	210	211,588

		1,270,324

New Jersey — 0.5%
New Jersey Economic Development Authority RB
5.00%, 09/01/20	100	100,466
5.00%, 09/01/20 (ETM)	230	231,808
Series EE, 4.50%, 09/01/20	65	65,457
New Jersey Educational Facilities Authority RB
5.00%, 09/01/20	30	30,140
Series A, 5.00%, 07/01/20	25	25,000
State of New Jersey GO
5.25%, 08/01/20	20	20,070
Series Q, 4.00%, 08/15/20	475	476,772
Series Q, 5.00%, 08/15/20	650	653,198

		1,602,911

New Mexico — 0.6%
Albuquerque Bernalillo County Water Utility Authority RB, 5.00%, 07/01/20	75	75,000
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/20	1,310	1,310,000
Series B, 4.00%, 07/01/20	350	350,000

		1,735,000

New York — 8.9%
City of New York NY GO
5.00%, 08/01/20	210	210,790
Series 1, 4.00%, 08/01/20	145	145,429
Series 2015-A, 5.00%, 08/01/20	355	356,335
Series A, 5.00%, 08/01/20	955	958,591
Series B, 3.00%, 08/01/20	255	255,551
Series B, 4.00%, 08/01/20	275	275,814
Series B, 5.00%, 08/01/20	2,725	2,735,246
Series C, 3.00%, 08/01/20	25	25,054
Series C, 5.00%, 08/01/20	845	848,177
Series D, 5.00%, 08/01/20	470	471,767
Series E, 4.00%, 08/01/20	270	270,799
Series E, 5.00%, 08/01/20	500	501,880
Series F, 4.00%, 08/01/20	170	170,503
Series F, 5.00%, 08/01/20	650	652,444

Security	Par (000)	Value

New York (continued)
Series G, 4.00%, 08/01/20	$150	$150,444
Series G, 5.00%, 08/01/20	770	772,895
Series H, 5.00%, 08/01/20	435	436,636
Series I, 3.50%, 08/01/20	50	50,128
Series J, 5.00%, 08/01/20	2,990	3,001,242
Series J7, 5.00%, 08/01/20	275	276,034
Series K, 5.00%, 08/01/20	325	326,222
Subseries 1, 5.00%, 08/01/20	120	120,451
Subseries 1, 5.00%, 08/01/20 (ETM)	5	5,019
Subseries I-1, 5.00%, 08/01/20	5	5,019
Subseries I-1, 5.00%, 08/01/20 (ETM)	155	155,589
County of Orange NY GOL, Series B, 4.00%, 07/01/20	35	35,000
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 4.00%, 07/15/20 (SAW)	100	100,138
Series S-1, 4.00%, 07/15/20 (ETM) (SAW)	215	215,297
Series S-1, 5.00%, 07/15/20 (SAW)	410	410,713
Series S-1, 5.00%, 07/15/20 (ETM) (SAW)	365	365,635
Series S-1A, 3.00%, 07/15/20 (ETM) (SAW)	45	45,046
Series S-1A, 5.00%, 07/15/20 (ETM) (SAW)	275	275,473
Series S-2, 4.00%, 07/15/20 (SAW)	225	225,311
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series 1C, 0.12%, 11/01/22(b)(c)	2,455	2,455,000
Series A-1, 5.00%, 08/01/20	335	336,286
Series B, 5.00%, 08/01/20	400	401,536
Series B, 5.00%, 08/01/20 (ETM)	85	85,326
New York City Water & Sewer System RB, 0.14%, 06/15/33 (Put 07/07/20)(b)(c)	3,825	3,825,000
New York State Dormitory Authority RB
0.13%, 07/01/31 (Put 07/07/20)(b)(c)	2,100	2,100,000
5.00%, 07/01/20 (SAP)	510	510,000
Series A, 4.00%, 07/01/20	25	25,000
Series A, 4.13%, 07/01/20	230	230,000
Series A, 5.00%, 07/01/20	1,115	1,115,000
Series A, 5.50%, 07/01/20 (NPFGC)	195	195,000
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 08/15/20	165	165,950
Series B, 5.00%, 08/15/20	120	120,691
North Colonie Central School District GO, 4.00%, 07/15/20 (SAW)	100	100,132
Port Authority of New York & New Jersey RB
3.00%, 07/15/20	75	75,056
5.00%, 07/15/20	100	100,161
Town of Hempstead NY GOL, 5.00%, 08/15/20	65	65,347

		26,756,157

North Carolina — 6.9%
City of Charlotte NC Airport Special Facilities Revenue RB
Series A, 5.00%, 07/01/20	270	270,000
Series C, 5.00%, 07/01/20	155	155,000
City of Charlotte NC GO
5.00%, 08/01/20	290	291,119
Series A, 5.00%, 07/01/20	615	615,000
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20	1,225	1,225,000
Series B, 0.10%, 07/01/36 (Put 07/07/20)(b)(c)	7,000	7,000,000
Series B, 5.00%, 07/01/20	90	90,000
City of Durham NC GO, 5.00%, 09/01/20	215	216,690
City of Raleigh NC Combined Enterprise System Revenue RB, Series A, 1.00%, 03/01/35 (Put 07/07/20)(b)(c)	6,900	6,900,000

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
City of Raleigh NC GO, Series A, 5.00%, 09/01/20	$225	$226,746
County of Forsyth NC GO, Series E, 4.00%, 07/01/20	210	210,000
County of Guilford NC GO, Series D, 5.00%, 08/01/20	300	301,158
County of Mecklenburg NC GO, Series A, 5.00%, 09/01/20	1,575	1,587,380
County of Wake NC GO, 5.00%, 09/01/20	80	80,629
North Carolina Educational Facilities Finance Agency RB, Series A, 0.10%, 06/01/27 (Put 07/07/20)(b)(c)	1,765	1,765,000

		20,933,722

Ohio — 4.4%
City of Columbus OH GO
Series 1, 5.00%, 07/01/20	325	325,000
Series A, 5.00%, 07/01/20	120	120,000
Series A, 5.00%, 08/15/20	260	261,482
City of Columbus OH GOL
4.00%, 08/15/20	225	226,015
5.00%, 08/15/20	50	50,285
Miami University/Oxford OH RB, 5.00%, 09/01/20	750	755,804
Ohio State University (The) RB, Series B, 0.12%, 06/01/35 (Put 07/07/20)(b)(c)	8,100	8,100,000
State of Ohio Department of Administration COP, 5.00%, 09/01/20	120	120,857
State of Ohio GO
5.00%, 08/01/20	160	160,616
5.00%, 09/01/20	450	453,537
Series A, 5.00%, 09/01/20	675	680,305
Series B, 4.00%, 08/01/20	180	180,551
Series B, 5.00%, 08/01/20	455	456,757
Series B, 5.00%, 09/01/20	100	100,786
Series C, 5.00%, 08/01/20	1,245	1,249,806

		13,241,801

Oklahoma — 0.4%
Oklahoma Capitol Improvement Authority RB
4.00%, 07/01/20	200	200,000
Series A, 3.00%, 07/01/20	140	140,000
Series A, 4.00%, 07/01/20	160	160,000
Series A, 5.00%, 07/01/20	450	450,000
Series B, 3.00%, 07/01/20	100	100,000
Oklahoma City Water Utilities Trust RB, 4.00%, 07/01/20	215	215,000
Tulsa County Industrial Authority RB, 4.00%, 09/01/20	20	20,120

		1,285,120

Oregon — 0.4%
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 08/01/20	570	572,172
City of Tigard OR Water Revenue RB, 4.00%, 08/01/20	110	110,332
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/20	150	150,000
State of Oregon GO
Series A, 4.00%, 08/01/20	240	240,734
Series N, 5.00%, 08/01/20	35	35,135

		1,108,373

Pennsylvania — 1.6%
City of Philadelphia PA GO, Series A, 5.00%, 07/15/20	110	110,169
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 07/01/20	150	150,000
City of Pittsburgh PA GO, Series A, 5.00%, 09/01/20	300	302,175
Commonwealth of Pennsylvania GO
5.38%, 07/01/20 (AGM)	300	300,000
First Series, 5.00%, 07/01/20	1,005	1,005,000
Second Series, 5.00%, 07/01/20	1,350	1,350,000

Security	Par (000)	Value

Pennsylvania (continued)
Series T, 5.00%, 07/01/20	$170	$170,000
County of Butler PA GO, 5.00%, 07/15/20	150	150,256
County of Chester PA GO, 5.00%, 07/15/20	650	651,118
Delaware County Authority RB, 5.00%, 08/01/20	330	331,053
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/20	20	20,000
Pennsylvania Turnpike Commission RB, Series A, 5.25%, 07/15/20 (AGM)	25	25,045
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/20 (AGM)	245	246,855

		4,811,671

Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/20	350	352,681
Series A, 4.50%, 09/01/20	210	211,437
State of Rhode Island GO
5.00%, 08/01/20	450	451,728
Series D, 5.00%, 08/01/20	210	210,806
Series SE, 5.00%, 08/01/20	100	100,384

		1,327,036

South Carolina — 0.5%
State of South Carolina GO
Series A, 5.00%, 07/01/20 (SAW)	140	140,000
Series A, 5.00%, 08/01/20 (SAW)	1,500	1,505,775

		1,645,775

Tennessee — 1.4%
City of Memphis TN GO, Series D, 4.00%, 07/01/20	50	50,000
Metropolitan Government of Nashville & Davidson County Sports Authority RB, Series A, 5.00%, 07/01/20	50	50,000
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/20	1,175	1,175,000
Series A, 4.00%, 07/01/20	310	310,000
Series A, 5.00%, 07/01/20	240	240,000
Series C, 5.00%, 07/01/20	75	75,000
Series D, 5.00%, 07/01/20	355	355,000
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/20	235	235,000
Series A, 4.00%, 07/01/20	125	125,000
State of Tennessee GO
Series A, 5.00%, 08/01/20	1,265	1,269,870
Series A, 5.00%, 09/01/20	40	40,313
Series B, 5.00%, 08/01/20	200	200,770

		4,125,953

Texas — 13.7%
Austin Community College District GOL, 5.00%, 08/01/20	285	286,097
Austin Independent School District GO
5.00%, 08/01/20 (PSF)	150	150,578
Series A, 4.50%, 08/01/20 (PSF)	220	220,759
Series A, 5.00%, 08/01/20 (PSF)	350	351,347
Series B, 5.00%, 08/01/20	100	100,385
Central Texas Turnpike System RB
0.00%, 08/15/20 (ETM) (AMBAC)(a)	15	14,994
Series A, 0.00%, 08/15/20 (AMBAC)(a)	230	229,768
City of Arlington TX GOL, 5.00%, 08/15/20	90	90,509
City of Austin TX GOL 5.00%, 09/01/20	695	700,441

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series A, 4.00%, 09/01/20	$230	$231,424
Series A, 4.50%, 09/01/20	145	146,016
City of Beaumont TX Waterworks & Sewer System Revenue RB
5.00%, 09/01/20	35	35,274
Series A, 5.00%, 09/01/20 (AGM)	50	50,392
City of Brownsville TX Utilities System Revenue RB, Series A, 5.00%, 09/01/20	100	100,757
City of Corpus Christi TX Utility System Revenue RB, 4.50%, 07/15/20	95	95,145
City of El Paso TX GOL, Series A, 5.00%, 08/15/20	190	191,049
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/20	100	100,000
Series D, 5.00%, 07/01/20	150	150,000
Subseries B, 5.00%, 07/01/20	100	100,000
City of Houston TX Hotel Occupancy Tax & Special Revenue RB, 5.00%, 09/01/20	150	150,497
City of Irving TX Waterworks & Sewer System Revenue RB, 4.50%, 08/15/20	360	361,804
City of Plano TX GOL
4.00%, 09/01/20	250	251,547
Series 2013, 5.00%, 09/01/20	875	881,851
City of Round Rock TX GOL, 4.00%, 08/15/20	85	85,383
City of San Antonio TX GOL, 5.00%, 08/01/20	720	722,772
County of Denton TX GOL, 5.00%, 07/15/20	180	180,284
County of Harris TX RB, Series B, 5.00%, 08/15/20	380	382,147
Dallas Independent School District GO, 5.00%, 08/15/20 (PSF)	200	201,148
Del Mar College District GOL, 5.00%, 08/15/20	20	20,111
Denton Independent School District GO, Series C, 5.00%, 08/15/20 (PSF)	195	196,115
Eanes Independent School District GO, 5.00%, 08/01/20 (PSF)	335	336,290
El Paso Independent School District GO, 5.00%, 08/15/20 (PSF)	5	5,029
Fort Bend Independent School District GO
5.00%, 08/15/20 (PSF)	360	362,059
Series A, 4.00%, 08/15/20 (PSF)	150	150,678
Frisco Independent School District GO
Series A, 4.50%, 08/15/20 (PSF)	75	75,384
Series B, 5.00%, 08/15/20 (PSF)	75	75,429
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/20 (PSF)	110	110,629
Series A, 5.00%, 08/15/20	225	226,283
Series B, 4.00%, 08/15/20	125	125,564
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/20	125	125,706
Hays Consolidated Independent School District GO, 5.00%, 08/15/20 (PSF)	125	125,715
Keller Independent School District/TX GO, Series A, 5.00%, 08/15/20 (PSF)	165	165,936
Laredo Independent School District GO, 5.00%, 08/01/20 (PSF)	160	160,603
Leander Independent School District GO
0.00%, 08/15/20 (PSF)(a)	200	199,916
4.00%, 08/15/20 (PSF)	160	160,723
Series A, 0.00%, 08/15/20 (PSF)(a)	1,050	1,049,559
Series D, 0.00%, 08/15/20 (PSF)(a)	290	289,878
Lewisville Independent School District GO 0.00%, 08/15/20 (PSF)(a)	20	19,993

Security	Par (000)	Value

Texas (continued)
5.00%, 08/15/20 (PSF)	$200	$201,144
5.00%, 08/15/23 (PR 08/15/20) (PSF)	250	251,402
Series A, 4.00%, 08/15/20 (PSF)	15	15,068
Series A, 5.00%, 08/15/20 (PSF)	95	95,543
Series B, 4.00%, 08/15/20	1,105	1,109,984
Lone Star College System GOL
5.00%, 08/15/20	345	346,966
Series A, 5.00%, 08/15/20	570	573,249
Mesquite Independent School District GO
Series B, 4.00%, 08/15/20 (PSF)	200	200,890
Series B, 5.00%, 08/15/20 (PSF)	20	20,113
Series E, 5.00%, 08/15/20 (PSF)	125	125,705
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB, Series A, 5.00%, 08/15/20	200	201,122
North East Independent School District/TX GO, 5.00%, 08/01/20 (PSF)	75	75,289
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/20	80	80,506
5.00%, 09/01/20	890	897,084
5.25%, 09/01/20	240	242,009
Northside Independent School District GO, 4.00%, 08/15/20 (PSF)	150	150,678
Permanent University Fund — Texas A&M University System RB
4.00%, 07/01/20	200	200,000
Series A, 5.00%, 07/01/20	465	465,000
Permanent University Fund — University of Texas System RB, Series B, 5.00%, 07/01/20	230	230,000
Round Rock Independent School District GO
5.00%, 08/01/20	900	903,195
5.00%, 08/01/20 (PSF)	340	341,207
Socorro Independent School District GO
4.00%, 08/15/20 (PSF)	150	150,678
Series A, 5.00%, 08/15/20 (PSF)	160	160,915
Spring Independent School District GO
5.00%, 08/15/20 (BAM)	40	40,222
5.00%, 08/15/20 (PSF)	1,755	1,764,793
State of Texas GO
1.00%, 06/01/50 (Put 07/07/20)(b)(c)	5,030	5,030,000
4.00%, 08/27/20	3,000	3,017,580
5.00%, 08/01/20	300	301,163
Series B, 5.00%, 08/01/20	195	195,757
Series C-1, 5.00%, 08/01/20	610	612,367
State of Texas GOL, 5.00%, 08/01/20	1,000	1,003,880
Tarrant Regional Water District RB, 5.00%, 09/01/20	130	131,018
Texas City Independent School District/TX GO, 3.00%, 08/15/20 (PSF)	100	100,316
Texas Municipal Power Agency RB, 5.00%, 09/01/20	200	201,508
Texas Tech University RB, Series A, 5.00%, 08/15/20	215	216,215
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/20	250	250,950
University of Texas System (The) RB
0.10%, 08/01/32 (Put 07/07/20)(b)(c)	8,480	8,480,000
5.00%, 08/15/20	75	75,431
Series A, 5.00%, 08/15/20	960	965,520
Series B, 3.00%, 08/15/20	50	50,169
Series B, 5.00%, 08/15/20	1,215	1,221,986
Series E, 5.00%, 08/15/20	100	100,575

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Ysleta Independent School District GO, Series A, 5.00%, 08/15/20 (PSF)	$90	$90,515

		41,431,680

Utah — 0.6%
Intermountain Power Agency RB, 5.00%, 07/01/20	75	75,000
State of Utah GO
5.00%, 07/01/20	250	250,000
Series A, 5.00%, 07/01/20	1,235	1,235,000
University of Utah (The) RB
Series 2014B, 5.00%, 08/01/20	150	150,564
Series A, 5.00%, 08/01/20 (SAP)	110	110,414

		1,820,978

Vermont — 0.1%
State of Vermont GO
Series C, 4.00%, 08/15/20	150	150,684
Series F, 5.00%, 08/15/20	30	30,172

		180,856

Virginia — 3.5%
City of Alexandria VA GO, 5.00%, 07/15/20 (SAW)	100	100,173
City of Chesapeake VA GO, Series A, 5.00%, 08/01/20	500	501,940
City of Newport News VA GO, Series A, 5.00%, 07/15/20 (SAW)	65	65,112
City of Richmond VA GO
Series B, 5.00%, 07/15/20	250	250,433
Series B, 5.00%, 07/15/20 (SAW)	50	50,087
Series C, 4.00%, 07/15/20 (SAW)	55	55,075
County of Arlington VA GO
5.00%, 08/15/20	750	754,313
Series C, 5.00%, 08/15/20	500	502,875
Series C, 5.00%, 08/15/20 (SAW)	70	70,403
County of Henrico VA GO
5.00%, 08/01/20	1,080	1,084,169
Series A, 4.00%, 08/01/20	130	130,398
County of Prince William VA GO
5.00%, 08/01/20 (SAW)	115	115,447
Series A, 4.00%, 08/01/20	180	180,554
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/20	150	150,000
University of Virginia RB, 5.00%, 09/01/20	405	408,183
Virginia Beach Development Authority RB, Series C, 5.00%, 08/01/20	285	286,086
Virginia College Building Authority RB
5.00%, 09/01/20	50	50,393
5.00%, 09/01/20 (ST INTERCEPT)	165	166,297
5.00%, 09/01/20 (ETM) (ST INTERCEPT)	45	45,342
Series A, 5.00%, 09/01/20	1,525	1,536,986
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/20	715	717,767
Series B, 5.00%, 08/01/20	505	506,954
Series B-3, 4.00%, 08/01/20	710	712,180
Virginia Public School Authority RB
5.00%, 08/01/20	215	215,828
Series 2012A, 5.00%, 08/01/20 (SAW)	615	617,368
Series B, 5.00%, 08/01/20	1,000	1,003,850
Series C, 5.00%, 08/01/20 (SAW)	25	25,096
Series D, 4.00%, 08/01/20 (SAW)	120	120,366

		10,423,675

Security	Par (000)	Value

Washington — 6.1%
City of Seattle WA Drainage & Wastewater Revenue RB
4.00%, 07/01/20	$85	$85,000
5.00%, 09/01/20	455	458,567
City of Seattle WA GOL
5.00%, 09/01/20	100	100,784
Series B, 5.00%, 08/01/20	725	727,791
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/20	50	50,000
5.00%, 09/01/20	530	534,155
City of Seattle WA Water System Revenue RB
5.00%, 08/01/20	130	130,501
5.00%, 09/01/20	550	554,312
County of King WA GOL
5.00%, 07/01/20	155	155,000
Series A, 5.00%, 07/01/20	500	500,000
County of King WA Sewer Revenue RB
5.00%, 07/01/20	670	670,000
5.00%, 01/01/28 (PR 07/01/20)	150	150,000
5.00%, 01/01/30 (PR 07/01/20)	260	260,000
5.00%, 01/01/31 (PR 07/01/20)	500	500,000
Series B, 4.00%, 07/01/20	100	100,000
County of Pierce WA GOL, Series A, 5.00%, 07/01/20	80	80,000
Energy Northwest RB
4.00%, 07/01/20	80	80,000
5.00%, 07/01/20	450	450,000
Series A, 5.00%, 07/01/20	2,200	2,200,000
Port of Seattle WA RB, 5.50%, 09/01/20 (NPFGC)	390	393,206
State of Washington COP
5.00%, 07/01/20	440	440,000
Series A, 5.00%, 07/01/20	380	380,000
Series B, 4.00%, 07/01/20	200	200,000
State of Washington GO
5.00%, 07/01/20	650	650,000
Series 2011A, 5.00%, 08/01/23 (PR 08/01/20)	450	451,737
Series 2011A, 5.00%, 08/01/26 (PR 08/01/20)	75	75,290
Series 2011A, 5.00%, 08/01/30 (PR 08/01/20)	575	577,219
Series A, 5.00%, 08/01/20	100	100,385
Series B, 5.00%, 08/01/20	280	281,078
Series B-1, 5.00%, 08/01/20	295	296,136
Series D, 5.00%, 07/01/20	105	105,000
Series R, 4.00%, 07/01/20	300	300,000
Series R-2012C, 5.00%, 07/01/20	60	60,000
Series R-2013A, 5.00%, 07/01/20	370	370,000
Series R-2014A, 5.00%, 07/01/20	270	270,000
Series R-2014B, 5.00%, 07/01/20	275	275,000
Series R-2015, 5.00%, 07/01/20	445	445,000
Series R-2015-C, 5.00%, 07/01/20	640	640,000
Series R-2015E, 5.00%, 07/01/20	375	375,000
Series R-2016C, 5.00%, 07/01/20	75	75,000
Series R-2017A, 5.00%, 08/01/20	1,365	1,370,255
Series R-C, 5.00%, 07/01/20	310	310,000
Series R-F, 5.00%, 07/01/20	150	150,000
State of Washington RB
5.00%, 07/01/20	70	70,000
Series C, 5.00%, 09/01/20	165	166,289
Series F, 5.00%, 09/01/20	935	942,302
University of Washington RB
5.00%, 07/01/20	185	185,000
Series A, 5.00%, 07/01/20	345	345,000

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series C, 5.00%, 07/01/20	$250	$250,000

		18,335,007

West Virginia — 0.3%
West Virginia Commissioner of Highways RB
5.00%, 09/01/20	200	201,538
Series A, 5.00%, 09/01/20 (ETM)	375	377,884
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/20	95	95,000
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/20	305	305,000

		979,422

Wisconsin — 1.0%
State of Wisconsin COP, 5.00%, 09/01/20	175	176,367
Wisconsin Department of Transportation RB
Series 1, 3.50%, 07/01/20	15	15,000
Series 1, 5.00%, 07/01/20	495	495,000
Series 2, 5.00%, 07/01/20	565	565,000
Series A, 5.00%, 07/01/20	195	195,000
Series A, 5.00%, 07/01/20 (AGM)	1,075	1,075,000
Series I, 5.00%, 07/01/20 (NPFGC)	170	170,000
WPPI Energy RB, Series A, 5.00%, 07/01/20	340	340,000

		3,031,367

Total Municipal Debt Obligations — 103.9% (Cost: $313,938,879)		314,105,573

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Liquidity Funds: MuniCash, 0.04%(d)(e)	2,017	$2,016,938

Total Short-Term Investments — 0.7% (Cost: $2,017,120)		2,016,938

Total Investments in Securities — 104.6% (Cost: $315,955,999)		316,122,511

Other Assets, Less Liabilities — (4.6)%		(13,816,545)

Net Assets — 100.0%		$302,305,966

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20 (000)	Net Activity (000)	Shares Held at 06/30/20 (000)	Value at 06/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	888	1,129	2,017	$2,016,938	$291	$(1,290)		$(112)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$314,105,573	$—	$314,105,573
Money Market Funds	2,016,938	—	—	2,016,938

	$2,016,938	$314,105,573	$—	$316,122,511

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® iBonds® Sep 2020 Term Muni Bond ETF

Portfolio Abbreviations — Fixed Income (continued)

GOL	General Obligation Limited

GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation